NORTHERN LIGHTS FUND TRUST

October 29, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	Ginkgo Multi-Strategy Fund
Granite Harbor Tactical Fund
Granite Harbor Alternative Fund
Giralda Fund
Giralda Risk Managed Growth Fund
Altegris Futures Evolution Strategy Fund
Altegris Macro Strategy Fund
Altegris Managed Futures Strategy Fund
Power Income Fund
Power Dividend Index Fund
PSI All Asset Fund
PSI Total Return Fund
PSI Strategic Growth Fund
PSI Tactical Growth Fund
PSI Calendar Effects Fund

Post-Effective Amendment Nos. 763, 764, 765, 766, 767, 768, 769, 770, 771, and 772 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Ginkgo Multi-Strategy Fund, Granite Harbor Tactical Fund, Granite Harbor Alternative Fund, Giralda Fund, Giralda Risk Managed Growth Fund, Altegris Futures Evolution Strategy Fund, Altegris Macro Strategy Fund, Altegris Managed Futures Strategy Fund, Power Income Fund, Power Dividend Index Fund, PSI All Asset Fund, PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund, PSI Calendar Effects Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Ginkgo Multi-Strategy Fund	763	0001580642-15-004776	October 23, 2015
Granite Harbor Tactical Fund	764	0001580642-15-004814	October 27, 2015
Granite Harbor Alternative Fund	764	0001580642-15-004814	October 27, 2015
Giralda Fund	765	0001580642-15-004815	October 27, 2015
Giralda Risk Managed Growth Fund	766	0001580642-15-004817	October 27, 2015
Altegris Futures Evolution Strategy Fund	767	0001580642-15-004821	October 27, 2015
Altegris Macro Strategy Fund	768	0001580642-15-004833	October 27, 2015
Altegris Managed Futures Strategy Fund	769	0001580642-15-004836	October 27, 2015
Power Income Fund	770	0001580642-15-004838	October 27, 2015
Power Dividend Index Fund	771	0001580642-15-004839	October 27, 2015
PSI All Asset Fund	772	0001580642-15-004883	October 28, 2015
PSI Total Return Fund	772	0001580642-15-004883	October 28, 2015
PSI Strategic Growth Fund	772	0001580642-15-004883	October 28, 2015
PSI Tactical Growth Fund	772	0001580642-15-004883	October 28, 2015
PSI Calendar Effects Fund	772	0001580642-15-004883	October 28, 2015

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James Ash

James Ash

Secretary